Cash Flow Information - Schedule of Reconciliation of Cash Flow From Operations with Loss After Income Tax (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Reconciliation of Cash Flow From Operations with Loss After Income Tax [Abstract]
Net Loss for the Year	$ (5,215,987)	$ (6,936,957)	$ (3,786,507)
Adjustments for
Depreciation expense	49,688	45,981	48,662
Expected credit losses	19,233	(11,687)	19,111
Finance costs	7,305	7,576	9,652
Finance income	(135,866)	(327,756)	(116,323)
Share of loss from associates		1,456,019	324,340
Leave provision expense	(25,452)	44,863	27,235
Share-based payment expenses	304,243	3,299	226,954
Unrealized net foreign currency gains	(12,183)	(76,771)	(422,881)
Change in operating assets and liabilities:
Add (increase) / decrease in trade and other receivables	(557,253)	(958,466)	226,365
Add decrease / (increase) in inventories	480,864	(194,279)	(776,100)
Add (increase) / decrease in other operating assets	(353,625)	71,353	414,249
Add decrease in financial assets		557,676	523,666
Add (decrease) / increase in trade and other payables	(606,417)	890,102	31,876
Add (decrease) / increase in other operating liabilities	(91,499)	(451,092)	654,506
Net Cash Flows Used In Operating Activities	$ (6,136,949)	$ (5,880,139)	$ (2,595,195)